Pension and severance plans (Details 17) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Change in plan assets:
Fair value of plan assets at beginning of year	¥ 21,890
Fair value of plan assets at end of year	28,258	¥ 21,890
Defined benefit plans, expected employer contribute for the next fiscal year	¥ 1,375
Level 3
Change in plan assets:
Fair value of plan assets at beginning of year		2,070
Actual return on plan assets and other		394
Transfers out of level 3		¥ (2,464)